Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Liabilities (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities fair value reconciliation abstract
Liabilities at the beginning of the period		€ 642,812,000,000	€ 622,801,000,000
Changes in fair value level 3 Liabilities abstract
Liabilities at the end of the period		686,156,000,000	642,812,000,000	€ 622,801,000,000
Level 3 [Member]
Liabilities fair value reconciliation abstract
Liabilities at the beginning of the period		2,220,000,000	4,115,000,000	1,386,000,000
Changes in fair value level 3 Liabilities abstract
Group Incorporations Liabilities	[1]	293,000,000	71,000,000	(28,000,000)
Changes in FV recognized in P&L		(4,000,000)	0	0
Changes in FV recognized in OCI Liabilities	[2]	(393,000,000)	595,000,000	2,710,000,000
Acquisitions Disposals Liquidations Liabilities		287,000,000	(2,751,000,000)	47,000,000
Net inflows level 3 Liabilities		(35,000,000)	189,000,000	0
Exchange Differences And Others Liabilities	[3]	(5,000,000)	0	0
Liabilities at the end of the period		€ 2,363,000,000	€ 2,220,000,000	€ 4,115,000,000

[1]

(*) Profit or loss that is attributable to gains or losses relating to those financial ass ets and liabilities held as of December 31, 2020 , 2019 and 2018 . Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

[2]

(**) Of which, in 2020 , the assets roll forward is comprised of €326 million of acquisitions, €1,014 million of disposals and €11 million of liquidations. The liabilities roll forward is comprised of €115 million of acqu isitions, €449 million of sales and €11 million of liquidations.

[3]	(***) Amount in 2020 are mainly due to the stake in BBVA USA (see Notes 3 and 21).